Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 012
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis
The following tables present the Plan’s investments which are measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Fair Value Measurement Level 1	NAV-based Assets (1)	Total
Company common stock	$4,707,943	$—	$4,707,943
Mutual funds	34,302,460	—	34,302,460
Common/collective trust funds	—	1,812,617,198	1,812,617,198
Self-directed brokerage accounts	63,071,521	—	63,071,521
Total investments measured at fair value	$102,081,924	$1,812,617,198	$1,914,699,122

	December 31, 2024
	Fair Value Measurement Level 1	NAV-based Assets (1)	Total
Company common stock	$10,789,426	$—	$10,789,426
Mutual funds	37,728,477	—	37,728,477
Common/collective trust funds	—	1,644,394,527	1,644,394,527
Self-directed brokerage accounts	52,442,313	—	52,442,313
Total investments measured at fair value	$100,960,216	$1,644,394,527	$1,745,354,743

(1)The NAV-based assets are generally redeemable on a daily basis with a one day notice with no restrictions and there are no unfunded commitments.